LONG-TERM OPERATIONAL COMMITMENTS - Purchase of energy (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Purchase of energy
Total	R$ 3,361,667
2023 | Eletronrte
Purchase of energy
Total	1,003,458
2023 | Furnas
Purchase of energy
Total	1,403,614
2023 | CGT Eletrosul
Purchase of energy
Total	709,293
2023 | Chesf
Purchase of energy
Total	245,302
2024
Purchase of energy
Total	3,127,594
2024 | Eletronrte
Purchase of energy
Total	1,003,458
2024 | Furnas
Purchase of energy
Total	1,429,391
2024 | CGT Eletrosul
Purchase of energy
Total	448,771
2024 | Chesf
Purchase of energy
Total	245,974
2025
Purchase of energy
Total	2,393,724
2025 | Eletronrte
Purchase of energy
Total	355,622
2025 | Furnas
Purchase of energy
Total	1,355,859
2025 | CGT Eletrosul
Purchase of energy
Total	436,941
2025 | Chesf
Purchase of energy
Total	245,302
2026
Purchase of energy
Total	2,043,112
2026 | Furnas
Purchase of energy
Total	1,360,693
2026 | CGT Eletrosul
Purchase of energy
Total	437,117
2026 | Chesf
Purchase of energy
Total	245,302
2027
Purchase of energy
Total	1,780,626
2027 | Furnas
Purchase of energy
Total	1,352,101
2027 | CGT Eletrosul
Purchase of energy
Total	428,525
After 2027
Purchase of energy
Total	10,039,214
After 2027 | Furnas
Purchase of energy
Total	4,970,139
After 2027 | CGT Eletrosul
Purchase of energy
Total	3,052,629
After 2027 | Chesf
Purchase of energy
Total	R$ 2,016,446